Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
REVENUES, NET	$ 154,541,077	$ 148,811,976	$ 164,392,555
COST OF GOODS SOLD	123,432,529	114,531,512	127,873,515
GROSS PROFIT	31,108,548	34,280,464	36,519,040
SELLING EXPENSES	27,385,587	29,177,163	30,876,959
GENERAL AND ADMINISTRATIVE EXPENSES	7,257,524	15,668,684	8,187,176
STOCK BASED COMPENSATION		10,360,000
IMPAIRMENT OF LONG-LIVED ASSETS			148,795
TOTAL OPERATING EXPENSES	34,643,111	55,205,847	39,212,930
LOSS FROM OPERATIONS	(3,534,563)	(20,925,383)	(2,693,890)
OTHER INCOME (EXPENSES):
INTEREST INCOME	516,637	883,908	401,921
INTEREST EXPENSE	(13,604)	(65,854)	(262,218)
INVESTMENT LOSS	(1,607,537)	(2,316,994)
OTHER INCOME (EXPENSES)	467,687	1,680,087	455,547
LOSS BEFORE INCOME TAXES	(4,171,380)	(20,744,236)	(2,098,640)
PROVISION FOR INCOME TAXES	62,862	394,541	1,099,726
NET LOSS	(4,234,242)	(21,138,777)	(3,198,366)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(14)	(252)	(6,247)
NET LOSS ATTRIBUTABLE TO CHINA JO-JO DRUGSTORES, INC.	(4,234,228)	(21,138,525)	(3,192,119)
OTHER COMPREHENSIVE LOSS
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(729,373)	(2,617,857)	1,534,807
COMPREHENSIVE LOSS	$ (4,963,615)	$ (23,756,634)	$ (1,663,559)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	1,444,263	509,828	173,966
Diluted (in Shares)	1,444,263	509,828	173,966
LOSS PER SHARE:
Basic (in Dollars per share)	$ (2.93)	$ (41.46)	$ (18.35)
Diluted (in Dollars per share)	$ (2.93)	$ (41.46)	$ (18.35)